Intangible assets (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	₨ 567,917	₨ 544,507	₨ 591,051
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	1,407,289	1,335,239	1,206,534
Acquisitions during the year	163,505	72,050	128,705
Disposals during the year	0	0	0
Balance at ending	1,570,794	1,407,289	1,335,239
Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	862,782	744,188	646,744
Acquisitions during the year	140,095	118,594	97,444
Impairment loss on intangibles	0	0	0
Balance at ending	1,002,877	862,782	744,188
Bandwidth Capacity [Member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	338,102	394,997	451,393
Bandwidth Capacity [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	642,391	642,391	576,508
Acquisitions during the year	0	0	65,883
Disposals during the year	0	0	0
Balance at ending	642,391	642,391	642,391
Bandwidth Capacity [Member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	247,394	190,998	140,591
Acquisitions during the year	56,895	56,396	50,407
Impairment loss on intangibles	0	0	0
Balance at ending	304,289	247,394	190,998
Computer software [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	187,821	104,866	92,364
Computer software [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	691,898	619,848	557,026
Acquisitions during the year	163,505	72,050	62,822
Disposals during the year	0	0	0
Balance at ending	855,403	691,898	619,848
Computer software [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	587,032	527,484	483,097
Acquisitions during the year	80,550	59,548	44,387
Impairment loss on intangibles	0	0	0
Balance at ending	667,582	587,032	527,484
Licences and franchises [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	41,994	44,644	47,294
Licences and franchises [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	73,000	73,000	73,000
Acquisitions during the year	0	0	0
Disposals during the year	0	0	0
Balance at ending	73,000	73,000	73,000
Licences and franchises [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	28,356	25,706	23,056
Acquisitions during the year	2,650	2,650	2,650
Impairment loss on intangibles	0	0	0
Balance at ending	₨ 31,006	₨ 28,356	₨ 25,706